UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Westwood Salient MLP & Energy Infrastructure Fund

A Class Shares (SMAPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$68	1.37%

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMAPX) returned 18.79% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 12 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment*

$40,000
$30,000
$20,000
$10,000
$0
$33,521
$15,456
$12,220
$9,320
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
S&P 500® Index
Alerian MLP Index Trust
Alerian Midstream Energy Select Index

	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	S&P 500® Index	Alerian MLP Index Trust	Alerian Midstream Energy Select Index
06/30/14	$9,453	$10,000	$10,000	$10,000
06/30/15	$8,085	$10,742	$8,019	$8,654
06/30/16	$5,575	$11,171	$6,967	$7,612
06/30/17	$6,047	$13,170	$6,995	$8,509
06/30/18	$5,905	$15,064	$6,675	$8,487
06/30/19	$5,849	$16,633	$6,881	$8,746
06/30/20	$4,298	$17,881	$4,030	$6,080
06/30/21	$6,097	$25,175	$6,609	$9,556
06/30/22	$6,240	$22,503	$6,895	$10,361
06/30/23	$7,264	$26,912	$8,999	$11,915
06/30/24	$9,320	$33,521	$12,220	$15,456

Average Annual Total Returns as of 6/30/2024

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	28.30%	9.77%	- 0.14%
With Load	24.51%	8.52%	- 0.70%
S&P 500® Index	24.56%	15.05%	12.86%
Alerian MLP Index Trust	35.79%	12.17%	2.03%
Alerian Midstream Energy Select Index	29.73%	12.06%	4.45%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$1,040,569,480
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$4,195,605
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Crude & Refined Products 20.5%
Energy 20.3%
Gathering & Processing 19.1%
Natural Gas Pipelines 12.8%
Natural Gas Liquids Infrastructure 10.0%
Liquefied Natural Gas 7.2%
Utilities 4.7%
Exchange-Traded Funds (Etf's) 4.6%
Industrials 0.7%
Money Market 0.1%
Other Assets in Excess of Liabilities 0.0%

Value	Value
Other Assets in Excess of Liabilities	0.0%
Money Market	0.1%
Industrials	0.7%
Exchange-Traded Funds (Etf's)	4.6%
Utilities	4.7%
Liquefied Natural Gas	7.2%
Natural Gas Liquids Infrastructure	10.0%
Natural Gas Pipelines	12.8%
Gathering & Processing	19.1%
Energy	20.3%
Crude & Refined Products	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares (SMAPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SMAPX

Westwood Salient MLP & Energy Infrastructure Fund

C Class Shares (SMFPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$105	2.12%

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMFPX) returned 18.17% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 74 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
$0
$33,521
$15,456
$12,220
$9,125
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
S&P 500® Index
Alerian MLP Index Trust
Alerian Midstream Energy Select Index

	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	S&P 500® Index	Alerian MLP Index Trust	Alerian Midstream Energy Select Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$8,491	$10,742	$8,019	$8,654
Jun-2016	$5,811	$11,171	$6,967	$7,612
Jun-2017	$6,252	$13,170	$6,995	$8,509
Jun-2018	$6,057	$15,064	$6,675	$8,487
Jun-2019	$5,949	$16,633	$6,881	$8,746
Jun-2020	$4,335	$17,881	$4,030	$6,080
Jun-2021	$6,108	$25,175	$6,609	$9,556
Jun-2022	$6,202	$22,503	$6,895	$10,361
Jun-2023	$7,165	$26,912	$8,999	$11,915
Jun-2024	$9,125	$33,521	$12,220	$15,456

Average Annual Total Returns as of 6/30/2024

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	27.36%	8.94%	- 0.91%
With CDSC	26.36%	8.94%	- 0.91%
S&P 500® Index	24.56%	15.05%	12.86%
Alerian MLP Index Trust	35.79%	12.17%	2.03%
Alerian Midstream Energy Select Index	29.73%	12.06%	4.45%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,040,569,480
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$4,195,605
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%
Money Market	0.1%
Industrials	0.7%
Exchange-Traded Funds (Etf's)	4.6%
Utilities	4.7%
Liquefied Natural Gas	7.2%
Natural Gas Liquids Infrastructure	10.0%
Natural Gas Pipelines	12.8%
Gathering & Processing	19.1%
Energy	20.3%
Crude & Refined Products	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares (SMFPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SMFPX

Westwood Salient MLP & Energy Infrastructure Fund

Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	1.11%

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMLPX) returned 18.93% for the trailing six-month period ending June 30, 2024. The Fund slightly outperformed its benchmark, the Alerian Midstream Energy Select Index, by 2 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

$340,000
$280,000
$220,000
$160,000
$100,000
$40,000
$335,207
$154,563
$122,201
$100,761
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
S&P 500® Index
Alerian MLP Index Trust
Alerian Midstream Energy Select Index

	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	S&P 500® Index	Alerian MLP Index Trust	Alerian Midstream Energy Select Index
Jun-2014	$100,000	$100,000	$100,000	$100,000
Jun-2015	$85,757	$107,423	$80,190	$86,544
Jun-2016	$59,312	$111,712	$69,674	$76,120
Jun-2017	$64,428	$131,704	$69,950	$85,092
Jun-2018	$63,045	$150,635	$66,749	$84,869
Jun-2019	$62,577	$166,327	$68,810	$87,459
Jun-2020	$46,037	$178,810	$40,305	$60,802
Jun-2021	$65,434	$251,754	$66,090	$95,563
Jun-2022	$67,219	$225,029	$68,951	$103,608
Jun-2023	$78,312	$269,121	$89,990	$119,146
Jun-2024	$100,761	$335,207	$122,201	$154,563

Average Annual Total Returns as of 6/30/2024

	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	28.67%	10.00%	0.08%
S&P 500® Index	24.56%	15.05%	12.86%
Alerian MLP Index Trust	35.79%	12.17%	2.03%
Alerian Midstream Energy Select Index	29.73%	12.06%	4.45%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,040,569,480
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$4,195,605
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%
Money Market	0.1%
Industrials	0.7%
Exchange-Traded Funds (Etf's)	4.6%
Utilities	4.7%
Liquefied Natural Gas	7.2%
Natural Gas Liquids Infrastructure	10.0%
Natural Gas Pipelines	12.8%
Gathering & Processing	19.1%
Energy	20.3%
Crude & Refined Products	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares (SMLPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SMLPX

Westwood Salient MLP & Energy Infrastructure Fund

Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$51	1.02%

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMRPX) returned 18.83% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 8 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$3,175,000
$2,670,000
$2,165,000
$1,660,000
$1,155,000
$650,000
3,163,441
2,558,986
2,056,218
1,980,290
Jan-16
Jun-16
Jun-17
Jun-18
Jun-19
Jun-20
Jun-21
Jun-22
Jun-23
Jun-24
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
S&P 500® Index
Alerian MLP Index Trust
Alerian Midstream Energy Select Index

	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	S&P 500® Index	Alerian MLP Index Trust	Alerian Midstream Energy Select Index
Jan-16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Jun-16	1,203,049	1,054,256	1,129,085	1,260,267
Jun-17	1,307,606	1,242,927	1,133,553	1,408,814
Jun-18	1,280,617	1,421,586	1,081,675	1,405,118
Jun-19	1,272,048	1,569,679	1,115,083	1,448,004
Jun-20	936,418	1,687,484	653,146	1,006,651
Jun-21	1,333,942	2,375,879	1,070,999	1,582,170
Jun-22	1,369,434	2,123,661	1,117,357	1,715,366
Jun-23	1,598,911	2,539,772	1,458,307	1,972,613
Jun-24	2,056,218	3,163,441	1,980,290	2,558,986

Average Annual Total Returns as of 6/30/2024

	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	28.60%	10.08%	8.86%
S&P 500® Index	24.56%	15.05%	14.53%
Alerian MLP Index Trust	35.79%	12.17%	8.38%
Alerian Midstream Energy Select Index	29.73%	12.06%	11.71%

Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.

Fund Statistics

  Net Assets$1,040,569,480
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$4,195,605
  Portfolio Turnover39%

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%
Money Market	0.1%
Industrials	0.7%
Exchange-Traded Funds (Etf's)	4.6%
Utilities	4.7%
Liquefied Natural Gas	7.2%
Natural Gas Liquids Infrastructure	10.0%
Natural Gas Pipelines	12.8%
Gathering & Processing	19.1%
Energy	20.3%
Crude & Refined Products	20.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares (SMRPX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://westwoodgroup.com/product/energy-infrastructure-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-SMRPX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Westwood Salient MLP & Energy Infrastructure Fund

Financial Statements	June 30, 2024

Investment Adviser:
Westwood Management Corp.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

TABLE OF CONTENTS

Schedules of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Other Information	26

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
AFFILIATED EXCHANGE-TRADED FUNDS — 4.6%

	Shares	Value
Westwood Salient Enhanced Energy Income ETF	426,000	$10,132,793
Westwood Salient Enhanced Midstream Income ETF	1,511,750	38,205,702
Total Affiliated Exchange-Traded Funds (Cost $47,496,466)		$48,338,495

MASTER LIMITED PARTNERSHIPS — 24.4% (a)
Crude & Refined Products — 6.5%
Genesis Energy, L.P.	1,490,743	21,332,532
MPLX, L.P.	1,090,972	46,464,498
		67,797,030
Energy — 10.5%
Delek Logistics Partners, L.P.	116,340	4,709,443
Energy Transfer, L.P.	6,306,073	102,284,504
TXO Partners LP	135,789	2,737,506
		109,731,453
Gathering & Processing — 2.7%
Western Midstream Partners, L.P. (b)	695,290	27,623,872

Utilities — 4.7%
Enterprise Products Partners, L.P.	1,689,280	48,955,334

Total Master Limited Partnerships (Cost $127,180,846)		$254,107,689

MLP RELATED COMPANIES — 70.9%
Crude & Refined Products — 14.0%
Enbridge, Inc.	1,121,320	39,907,779
Gibson Energy, Inc.	1,392,641	23,665,156
Plains GP Holdings, L.P. - Class A (c)	4,388,240	82,586,677
		146,159,612
Energy — 9.8%
DT Midstream, Inc.	115,295	8,189,404
EMG Utica I Offshore Co-Investment, L.P. *(d)(e)(f)	16,000,000	18,251,200
Kinetik Holdings, Inc.	1,062,372	44,024,696
New Fortress Energy, Inc.	115,215	2,532,426
NextDecade Corporation (c)	382,930	3,040,464
Pembina Pipeline Corporation	699,514	25,937,979
		101,976,169
Gathering & Processing — 16.4%
Antero Midstream Corporation	2,874,589	42,371,442
EnLink Midstream, LLC (c)	1,852,734	25,493,620
Hess Midstream, L.P. - Class A	1,280,898	46,675,923
Targa Resources Corporation (b)	432,499	55,697,222
		170,238,207
MLP RELATED COMPANIES — continued

	Shares	Value
Industrials — 0.7%
Eaton Corporation plc (b)	10,837	$3,397,941
Quanta Services, Inc. (b)	13,633	3,464,009
		6,861,950
Liquefied Natural Gas — 7.2%
Cheniere Energy, Inc. (b)	431,333	75,409,948

Natural Gas Liquids Infrastructure — 10.0%
Keyera Corporation	1,071,049	29,660,686
ONEOK, Inc.	912,056	74,378,166
		104,038,852
Natural Gas Pipelines — 12.8%
Equitrans Midstream Corporation	3,282,633	42,608,576
Kinder Morgan, Inc.	407,963	8,106,225
TC Energy Corporation	845,846	32,057,563
Williams Companies, Inc. (The) (b)	1,178,597	50,090,373
		132,862,737
Total MLP Related Companies (Cost $489,163,811)		$737,547,475

SPECIAL PURPOSE ACQUISITION COMPANIES — 0.0% (g)
Renewable Energy Infrastructure — 0.0% (g)
TortoiseEcofin Acquisition Corporation III - Founder Shares (c)(d)(e)(f) (Cost $315)	104,850	315

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS (CONTINUED)
MONEY MARKET FUNDS — 0.1%

	Shares	Value
First American Government Obligations Fund - Class U, 5.18% (g) (Cost $899,060)	899,060	$899,060

Investments at Value — 100.0% (Cost $664,740,498)		$1,040,893,034

Liabilities in Excess of Other Assets — (0.0%) (f)		(323,554)

Net Assets — 100.0%		$1,040,569,480

plc - Public Limited Company

*	EMG Utica I Offshore Co-Investment, L.P. is a Co-Investment of MarkWest Utica EMG, LLC.

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.

(b)	All or a portion of the security covers a written call option.

(c)	Non-income producing security.

(d)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified buyers, or to the public if the securities are subsequently registered.

(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustee and represents 1.8% of net assets.

(f)	Level 3 security in accordance with fair value hierarchy.

(g)	Percentage rounds to less than 0.1%.

(h)	The rate shown is the 7-day effective yield as of June 30, 2024.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
JUNE 30, 2024 (Unaudited)

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
WRITTEN OPTION CONTRACTS

	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Cheniere Energy, Inc., 07/19/24	$180.00	862	$15,070,346	$116,370
Eaton Corporation, 07/19/24	340.00	54	1,693,170	4,482
Quanta Services, Inc., 07/19/24	280.00	68	1,727,812	3,536
Targa Resources Corporation, 07/19/24	130.00	414	5,331,492	78,246
Western Midstream Partners, 07/19/24	38.00	3,084	12,252,732	647,640
Williams Companies, Inc. (The), 07/19/24	44.00	1,416	6,018,000	28,320
Total Written Option Contracts (Premiums $355,741)			$42,093,552	$878,594

The average monthly notional value of written option contracts during the six months ended June 30, 2024 was $186,439,689.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments in affiliated securities, at cost	$47,496,466
Investments in unaffiliated securities, at cost	617,244,032
Investments in affiliated securities, at value (Note 2)	$48,338,495
Investments in unaffiliated securities, at value (Note 2)	992,554,539
Receivable for capital shares sold	498,680
Dividends and interest receivable	1,723,412
Other assets	288,300
Total assets	1,043,403,426
LIABILITIES
Written call options, at value (Notes 1 & 4) (premiums received $355,741)	878,594
Payable for capital shares redeemed	891,369
Payable to Adviser, net of waivers (Note 4)	411,195
Payable for tax expense (Note 2)	300,000
Accrued administrative servicing fees — Institutional Shares (Note 4)	150,000
Accrued administrative servicing fees — A Class Shares	39,973
Accrued administrative servicing fees — C Class Shares	3,802
Payable for distribution fees — A Class Shares (Note 4)	48,592
Payable for distribution fees — C Class Shares (Note 4)	22,099
Other accrued expenses	88,322
Total liabilities	2,833,946

NET ASSETS	$1,040,569,480

NET ASSETS CONSIST OF:
Paid-in capital	$1,301,004,497
Accumulated deficit	(260,435,017)
NET ASSETS	$1,040,569,480

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

NET ASSET VALUE PER SHARE:
INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$879,450,203
Institutional Shares of beneficial interest outstanding	97,031,735
Net asset value, offering price and redemption price per share (Note 1)	$9.06
A CLASS SHARES
Net assets applicable to A Class Shares	$140,760,044
A Class Shares of beneficial interest outstanding	15,441,634
Net asset value and redemption price per share (Note 1)	$9.12
Maximum sales charge	4.00%
Maximum offering price per share	$9.50
C CLASS SHARES
Net assets applicable to C Class Shares	$15,355,761
C Class Shares of beneficial interest outstanding	1,692,879
Net asset value, offering price and redemption price per share (Note 1)	$9.07
ULTRA SHARES
Net assets applicable to Ultra Shares	$5,003,472
Ultra Shares of beneficial interest outstanding	552,209
Net asset value, offering price and redemption price per share (Note 1)	$9.06

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Distributions from master limited partnerships	$9,604,890
Dividends from master limited partnership related companies (net of foreign withholding tax of $628,833)	17,364,238
Dividends from affiliates	928,406
Dividends from non-affiliates	158,209
Total investment income	28,055,743

EXPENSES
Investment management fees (Note 4)	4,253,020
Administrative service plan fees - Institutional Shares (Note 4)	329,194
Administrative service plan fees - A Class Shares (Note 4)	66,506
Administrative service plan fees - C Class Shares (Note 4)	7,076
Distribution fees - A Class Shares (Note 4)	166,268
Distribution fees - C Class Shares (Note 4)	70,761
Administration fees (Note 4)	183,739
Legal fees	143,347
Audit and tax service fees	59,420
Trustees’ fees and expenses (Note 4)	55,712
Registration and filing fees	40,561
Insurance expense	22,757
Custody fees	19,325
Transfer agent fees (Note 4)	15,046
Borrowing costs (Note 2)	9,770
Compliance fees and expenses (Note 4)	8,622
Tax expense (Note 2)	465
Other expenses	83,934
Total expenses	5,535,523
Investment management fees reduced by the Adviser	(57,415)
Net expenses	5,478,108

NET INVESTMENT INCOME	22,577,635

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FOREIGN CURRENCIES AND OPTIONS
Net realized gains from investment transactions and foreign currency transactions in non-affiliates	44,026,734
Net realized losses from written option contracts (Note 5)	(324,039)
Net change in unrealized appreciation (depreciation) on investment transactions in affiliates	842,029
Net change in unrealized appreciation (depreciation) on investment transactions and foreign currency translations in non-affiliates	98,588,272
Net change in unrealized appreciation (depreciation) on written option contracts	(601,913)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, FOREIGN CURRENCIES AND OPTIONS	142,531,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,108,718

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$22,577,635	$11,849,671
Net realized gains on investments, written options, and foreign currency transactions in non-affiliates	43,702,695	82,832,371
Net change in unrealized appreciation (depreciation) on investment transactions in affiliates	842,029	—
Net change in unrealized appreciation (depreciation) on investments, written options, and foreign currency translations in non-affiliates	97,986,359	21,715,338
Net increase in net assets resulting from operations	165,108,718	116,397,380
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Institutional Shares	(21,868,561)	(27,341,988)
A Class Shares	(3,528,301)	(4,936,471)
C Class Shares	(316,219)	(460,833)
Ultra Shares	(129,219)	(847,726)
From return of capital
Institutional Shares	—	(16,281,710)
A Class Shares	—	(2,957,920)
C Class Shares	—	(277,766)
Ultra Shares	—	(488,726)
Total distributions	(25,842,300)	(53,593,140)
CAPITAL SHARE TRANSACTIONS
Institutional Shares
Issued	74,972,830	119,568,014
Reinvestment of dividends	19,752,980	38,786,838
Redeemed	(71,893,845)	(250,245,155)
Net increase (decrease) from Institutional Shares capital share transactions	22,831,965	(91,890,303)
A Class Shares
Issued	6,245,113	7,283,399
Reinvestment of dividends	3,367,480	7,558,882
Redeemed	(22,896,000)	(40,811,580)
Net decrease from A Class Shares capital share transactions	(13,283,407)	(25,969,299)
C Class Shares
Issued	2,219,695	361,392
Reinvestment of dividends	313,129	726,366
Redeemed	(2,987,059)	(4,082,510)
Net decrease from C Class Shares capital share transactions	(454,235)	(2,994,752)
Ultra Shares
Issued	10,770	53,597
Reinvestment of dividends	7,920	595,134
Redeemed	(48,043)	(27,961,154)
Net decrease from Ultra Shares capital share transactions	(29,353)	(27,312,423)
Net increase (decrease) in net assets from capital share transactions	9,064,970	(148,166,777)
TOTAL INCREASE (DECREASE) IN NET ASSETS	148,331,388	(85,362,537)

NET ASSETS
Beginning of period	892,238,092	977,600,629
End of period	$1,040,569,480	$892,238,092

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
CAPITAL SHARES ACTIVITY
Institutional Shares
Sold	8,919,668	15,987,827
Issued in reinvestment of dividends to shareholders	2,372,727	5,260,813
Redeemed	(8,658,492)	(33,706,817)
Net increase (decrease) in shares outstanding	2,633,903	(12,458,177)
Shares outstanding at beginning of period	94,397,832	106,856,009
Shares outstanding at end of period	97,031,735	94,397,832

A Class Shares
Sold	733,919	967,455
Issued in reinvestment of dividends to shareholders	403,533	1,018,471
Redeemed	(2,774,074)	(5,538,192)
Net decrease in shares outstanding	(1,636,622)	(3,552,266)
Shares outstanding at beginning of period	17,078,256	20,630,522
Shares outstanding at end of period	15,441,634	17,078,256

C Class Shares
Sold	259,085	47,319
Issued in reinvestment of dividends to shareholders	37,549	98,343
Redeemed	(355,338)	(543,165)
Net decrease in shares outstanding	(58,704)	(397,503)
Shares outstanding at beginning of period	1,751,583	2,149,086
Shares outstanding at end of period	1,692,879	1,751,583

Ultra Shares
Sold	1,260	7,111
Issued in reinvestment of dividends to shareholders	953	80,958
Redeemed	(2,258)	(3,741,953)
Net decrease in shares outstanding	(45)	(3,653,884)
Shares outstanding at beginning of period	552,254	4,206,138
Shares outstanding at end of period	552,209	552,254

Amounts designated as “—” are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND(1)

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Institutional Shares (2)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023*	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.83		$7.30	$6.50		$5.50	$7.05	$6.34
Net investment income (loss) (a)	0.20		0.10	0.04		(0.02)	0.08	0.04
Net realized and unrealized gains (losses) on investments	1.26		0.88	1.08		1.34	(1.31)	0.99
Total from investment operations	1.46		0.98	1.12		1.32	(1.23)	1.03
Less distributions from:
Net investment income	(0.23)		(0.28)	—		—	—	(0.18)
Return of capital	—		(0.17)	(0.32)		(0.32)	(0.32)	(0.14)
Total distributions	(0.23)		(0.45)	(0.32)		(0.32)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		— (3)	—		—	—	—
Net asset value at end of period	$9.06		$7.83	$7.30		$6.50	$5.50	$7.05
Total return (b)	18.93	%(c)	13.97%	17.22%		24.11%	(17.32)%	16.33%
Net assets at end of period (in 000s)	$879,450		$739,542	$779,843		$566,980	$393,743	$617,790
Ratio of total net expenses to average net assets (including tax expense/benefit) (d)	1.11	%(e)	1.11%	1.35	%(f)	1.29%	1.30%	1.26%
Ratio of total net expenses to average net assets (excluding tax expense/benefit) (d)	1.11	%(e)	1.11%	1.35	%(f)	1.29%	1.30%	1.24%
Ratio of total gross expenses to average net assets (including tax expense/benefit)	1.12	%(e)	1.15%	1.35%		1.27%	1.33%	1.24%
Ratio of net investment income (loss) to average net assets (d)	4.82	%(e)	1.36%	0.52%		(0.27)%	1.55%	0.50%
Portfolio turnover rate (g)	39	%(c)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(e)	Annualized.
(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	Prior to November 18, 2022, Institutional Shares were I Share Class.
(3)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the period ended June 30, 2024 and year ended December 31, 2023. The net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND(1)

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

A Class Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023*	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.88		$7.34	$6.53		$5.53	$7.07	$6.36
Net investment income (loss) (a)	0.19		0.08	0.02		(0.03)	0.07	0.02
Net realized and unrealized gains (losses) on investments	1.27		0.89	1.09		1.34	(1.31)	1.00
Total from investment operations	1.46		0.97	1.11		1.31	(1.24)	1.02
Less distributions from:
Net investment income	(0.22)		(0.27)	—		—	—	(0.17)
Return of capital	—		(0.16)	(0.30)		(0.31)	(0.30)	(0.14)
Total distributions	(0.22)		(0.43)	(0.30)		(0.31)	(0.30)	(0.31)
Tax expense reimbursements by Adviser (Note 2)	—		— (2)	—		—	—	—
Net asset value at end of period	$9.12		$7.88	$7.34		$6.53	$5.53	$7.07
Total return (b)	18.79	%(c)	13.75%	17.00%		23.74%	(17.43)%	16.03%
Net assets at end of period (in 000s)	$140,760		$134,627	$151,353		$92,027	$63,681	$110,549
Ratio of total net expenses to average net assets (including tax expense/benefit) (d)	1.37	%(e)	1.36%	1.61	%(f)	1.50%	1.55%	1.47%
Ratio of total net expenses to average net assets (excluding tax expense/benefit) (d)	1.37	%(e)	1.36%	1.61	%(f)	1.50%	1.55%	1.49%
Ratio of total gross expenses to average net assets (including tax expense/benefit)	1.38	%(e)	1.40%	1.61%		1.50%	1.56%	1.47%
Ratio of net investment income (loss) to average net assets (d)	4.59	%(e)	1.12%	0.23%		(0.42)%	1.29%	0.24%
Portfolio turnover rate (g)	39	%(c)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(e)	Annualized.
(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the period ended June 30, 2024 and year ended December 31, 2023. The net impact to the Fund was less than $0.005 per share.

*	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND(1)

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

C Class Shares	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.85		$7.30	$6.50		$5.50	$7.02	$6.32
Net investment income (loss) (a)	0.16		0.03	(0.03)		(0.08)	0.03	(0.03	)(b)
Net realized and unrealized gains (losses) on investments	1.25		0.90	1.07		1.34	(1.31)	0.98
Total from investment operations	1.41		0.93	1.04		1.26	(1.28)	0.95
Less distributions from:
Net investment income	(0.19)		(0.24)	—		—	—	(0.14)
Return of capital	—		(0.14)	(0.24)		(0.26)	(0.24)	(0.11)
Total distributions	(0.19)		(0.38)	(0.24)		(0.26)	(0.24)	(0.25)
Tax expense reimbursements by Adviser (Note 2)	—		— (2)	—		—	—	—
Net asset value at end of period	$9.07		$7.85	$7.30		$6.50	$5.50	$7.02
Total return (c)	18.17	%(d)	13.12%	15.98%		22.91%	(18.16)%	15.15%
Net assets at end of period (in 000s)	$15,356		$13,741	$15,694		$17,726	$20,468	$37,346
Ratio of total net expenses to average net assets (including tax expense/benefit) (e)	2.12	%(f)	2.09%	2.34	%(g)	2.29%	2.30%	2.22%
Ratio of total net expenses to average net assets (excluding tax expense/benefit) (e)	2.12	%(f)	2.09%	2.34	%(g)	2.29%	2.30%	2.24%
Ratio of total gross expenses to average net assets (including tax expense/benefit)	2.13	%(f)	2.13%	2.34%		2.26%	2.32%	2.22%
Ratio of net investment income (loss) to average net assets (e)	3.81	%(f)	0.37%	(0.47)%		(1.26)%	0.57%	(0.48)%
Portfolio turnover rate (h)	39	%(d)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(d)	Not annualized.
(e)	Ratio was determined after investment management fee reductions and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(f)	Annualized.
(g)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND(1)

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD

Ultra Shares (2)	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value at beginning of period	$7.84		$7.30	$6.51		$5.50	$7.05	$6.34
Net investment income (loss) (a)	0.20		0.11	0.04		(0.01)	0.08	0.04
Net realized and unrealized gains (losses) on investments	1.25		0.89	1.08		1.35	(1.31)	0.99
Total from investment operations	1.45		1.00	1.12		1.34	(1.23)	1.03
Less distributions from:
Net investment income	(0.23)		(0.29)	—		—	—	(0.18)
Return of capital	—		(0.17)	(0.33)		(0.33)	(0.32)	(0.14)
Total distributions	(0.23)		(0.46)	(0.33)		(0.33)	(0.32)	(0.32)
Tax expense reimbursements by Adviser (Note 2)	—		— (3)	—		—	—	—
Net asset value at end of period	$9.06		$7.84	$7.30		$6.51	$5.50	$7.05
Total return (b)	18.83	%(c)	14.22%	17.12%		24.41%	(17.27)%	16.42%
Net assets at end of period (in 000s)	$5,003		$4,328	$30,710		$29,645	$32,949	$23,879
Ratio of total net expenses to average net assets (including tax expense/benefit) (d)	1.02	%(e)	1.03%	1.27	%(f)	1.20%	1.26%	1.16%
Ratio of total net expenses to average net assets (excluding tax expense/benefit) (d)	1.02	%(e)	1.02%	1.27	%(f)	1.20%	1.26%	1.18%
Ratio of total gross expenses to average net assets (including tax expense/benefit)	1.03	%(e)	1.06%	1.27%		1.20%	1.26%	1.16%
Ratio of net investment income (loss) to average net assets (d)	4.92	%(e)	1.42%	0.59%		(0.19)%	1.62%	0.59%
Portfolio turnover rate (g)	39	%(c)	91%	86%		248%	260%	66%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00.

(a)	Per share net income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced investment management fees and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(c)	Not annualized.
(d)	Ratio was determined after investment management fee reductions and/or reimbursed expenses for the period ended June 30, 2024 and year ended December 31, 2020 (Note 4).
(e)	Annualized.
(f)	Net expense ratio exceeded the expense limitation during the year ended December 31, 2022 due to reorganization expenses (Note 8).
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(1)	Prior to November 18, 2022, Westwood Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund.
(2)	Prior to November 18, 2022, Ultra Shares were R6 Share Class.
(3)	The Adviser reimbursed the Fund $332,497 for losses incurred from tax expenses for the year ended December 31, 2023 the net impact to the Fund was less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Westwood Salient MLP & Energy Infrastructure Fund (the “Fund”) is a series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). Other series of the Trust are not included in this report.

Salient Midstream & MLP Fund, formerly a series of Salient MF Trust (“Predecessor Salient MF Trust”), was reorganized into the Trust on November 18, 2022 pursuant to an Agreement and Plan of Reorganization dated June 27, 2022.

The Fund is an open-end, non-diversified fund that seeks to maximize total return (capital appreciation and income).

As of June 30, 2024, the Fund offers Institutional Shares, A Class Shares, C Class Shares and Ultra Shares.

Institutional Shares are sold without any sales loads, but subject to an administrative services plan fee of up to 0.10% requiring a $100,000 minimum investment and offered exclusively to certain retirement plans established for the benefit of employees of the Westwood Management Corp. (the “Adviser”) or its affiliates; defined benefit retirement plans, endowments or foundations; banks and trust companies or law firms acting as trustee or manager for trust accounts; investors who purchase through asset-based fee programs available through financial intermediaries; and insurance companies.

A Class Shares (sold with a maximum sales charge of 4.00% (effective December 29, 2023; prior to December 29, 2023 the maximum sales charge was 3.00%) and a 12b-1 services plan fee up to 0.25% of the average daily net assets attributable to A Class Shares), require a $1,000 minimum investment. A Class Shares are also subject to an administrative services plan fee of up to 0.10% of the average daily net assets attributable to A Class Shares of the Fund. A Class Shares purchases of $250,000 or more may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within 18 months of purchase.

C Class Shares, which are sold without any sales loads, but subject to a 12b-1 services plan fee (up to 1.00% of the average daily net assets attributable to C Class Shares), require a $1,000 minimum investment. C Class Shares are also subject to an administrative services plan fee of up to 0.10% of the average daily net assets attributable to C Class Shares. C Class Shares may be subject to a CDSC fee of 1.00% if redeemed within 12 months of purchase. C Class Shares automatically convert to A Class Shares after being held for 10 years.

Ultra Shares (sold without any sales loads and distribution and/or administrative services fees), require a $1,000,000 initial investment and offered exclusively to employer retirement plans; health savings accounts under section 223 of the Internal Revenue Code of 1986, as amended (the “Code”), if such accounts are maintained by the Fund at an omnibus level; endowments and foundations and local, city and state agencies; unaffiliated registered investment companies; collective investment trusts; banks and trust companies or law firms acting as trustee or manager for trust accounts; and insurance companies.

Each share class of the Fund represents an ownership interest in the same investment portfolio of the Fund.

The Adviser serves as investment adviser to other series in the Trust.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory Updates

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds (“ETFs”), if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. Option contracts are valued at the closing price on the exchange on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges, if any, are fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services. The Adviser as the Fund’s valuation designee is responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$48,338,495	$—	$—	$48,338,495
Master Limited Partnerships	254,107,689	—	—	254,107,689
MLP Related Companies	719,296,275	—	18,251,200	737,547,475
Special Purpose Acquisition Companies	—	—	315	315
Money Market Funds	899,060	—	—	899,060
Total Investment Securities	$1,022,641,519	$—	$18,251,515	$1,040,893,034

Other Financial Instruments
Written Option Contracts	$(878,594)	$—	$—	$(878,594)
Total	$1,021,762,925	$—	$18,251,515	$1,040,014,440

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024.

Level 3 Rollforward

Asset Type	Balance as of December 31, 2023	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of June 30, 2024
MLP Related Companies	$15,345,343	$—	$—	$—	$2,905,857	$—	$—	$18,251,200
Special Purpose Acquisition Companies	315	—	—	—	—	—	—	315

The total change in unrealized appreciation (depreciation) included on the Statement of Operations attributable to Level 3 investments still held at June 30, 2024 is $2,905,857.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Input Value	Impact to Valuation from an Increase in Input
MLP Related Companies	$18,251,200	Practical Expedient	Practical Expedient	$1.141	Increase
Special Purpose Acquisition Companies	$315	Transaction Price	Transaction Price	$0.003	Increase

The restricted securities held by the Fund at June 30, 2024 is identified below and are also present the the Fund’s Schedule of Investments.

	% of Net Assets	Acquisition Date	Shares/Units	Cost	Fair Value
EMG Utica Executed Purchase Agreement	1.75%	2/22/2013*	16,000,000	$16,000,000	$18,251,200
TortoiseEconfin Acquisition Corp III - Founder Shares	0.00%	7/21/2021*	104,850	315	315
				$16,000,315	$18,251,515

*	Original purchase date by acquired fund prior to merger.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class except for A Class Shares. A Class Shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Distributions received for the Fund’s investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Discounts and premiums on fixed income securities, if any, are amortized using the effective interest method.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees are class specific expenses.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Options written/purchased – The Fund may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pay a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Borrowing costs – From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Borrowing costs, if any, for the six months ended June 30, 2024 can be found on the Statements of Operations.

ReFlow transactions – The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

assets of the Fund. The Predecessor Board had adopted certain procedures to govern the Fund’s participation in ReFlow. During the six months ended June 30, 2024, no ReFlow fees were incurred.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to shareholders – The Fund distributes substantially all of its net income to shareholders on a quarterly basis and its net capital gains to shareholders at least annually in December. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The character of dividends paid to shareholders of the Fund for federal income tax purposes during the periods ended June 30, 2024 and December 31, 2023 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions*
June 30, 2024	$25,842,300	$—	$—	$25,842,300
December 31, 2023	$33,587,018	$—	$39,068,282	$53,593,140

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as the result of permanent differences between the financial statements and income tax reporting.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Code. Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended December 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023. The Fund has a tax year end of November 30, 2023, which is different than the fiscal year of December 31, 2023.

Federal income tax cost	$680,212,669
Gross unrealized appreciation	$230,667,525
Gross unrealized depreciation	(10,559,517)
Net unrealized appreciation	220,108,008
Accumulated capital and other losses	(965,958,107)
Total accumulated deficit	$(745,850,099)

The following information is provided on a tax basis as of June 30, 2024.

Federal income tax cost	$697,717,864
Gross unrealized appreciation	$343,615,446
Gross unrealized depreciation	(986,175)
Net unrealized appreciation	342,629,271

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

The difference between the federal income tax cost of investments and the financial statement cost of investments are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, partnership adjustments straddle loss deferral and options mark to market adjustments.

As of November 30, 2023, the Fund had short-term and long-term capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized capital gains in the current and future year, thereby reducing future taxable gains distributions, if any.

Capital Loss Carryovers
Short-term	Long-term	Total
$313,182,994	$651,309,658	$964,492,652

For the Fund, included in the $964,492,652 is short-term available carry forward losses of $135,535,254 and long-term of $61,267,795 for a total of $196,803,049 from the merged Salient Midstream & MLP Fund with an annual limitation of $4,106,607.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has recorded any tax related amounts on the Statements of Operations. The Fund identifies its major tax jurisdiction as U.S. Federal.

For the year ended December 31, 2023, in order to meet the distribution requirements under Subchapter M of the Code, and maintain regulated investment company status, the Fund paid a “deficiency dividend,” as such term is defined by Section 860(f) of the Code, to the Fund’s shareholders totaling $5,648,856 from ordinary income on July 12, 2023. The Adviser reimbursed the Fund in the amount of $32,497 for the amount of excise tax associated with the under-distribution. An estimated amount of $300,000 is accrued in the Fund to cover any additional interest and penalties that may still be charged. The Adviser has committed to reimbursing the Fund for this expense once the final amount is known and has $300,000 accrued in the Fund to cover the estimated amount.

3. Investment Transactions

The cost of security purchases and proceeds from sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government securities) for the six months ended June 30, 2024 were as follows:

Purchases of investment securities	$379,942,861
Proceeds from sales and maturities of investment securities	$372,157,355

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

The Portfolio invests in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolio, and the related activities in those investments were as follows:

	For the period ended June 30, 2024
Affiliate	Value at December 31, 2023	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)
Westwood Salient Enhanced Energy Income ETF	$—	$10,034,620	$—	$—	$98,173
Westwood Salient Enhanced Midstream Income ETF	—	37,461,846	—	—	743,856
Total	$—	$47,496,466	$—	$—	$842,029

	For the period ended June 30, 2024
Affiliate	Value at June 30, 2024	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2024
Westwood Salient Enhanced Energy Income ETF	$10,132,793	$95,850	$—	426,000
Westwood Salient Enhanced Midstream Income ETF	38,205,702	832,556	—	1,511,750
Total	$48,338,495	$928,406	$—	1,937,750

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. The Fund pays the Adviser an investment management fee, based on the average net assets of the Fund, computed and accrued daily and paid monthly, at the annual rate shown in the table below.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until April 30, 2025, to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of the Fund (exclusive of interest; taxes; brokerage commissions; Rule 12b-1 distribution fees (if any), administrative servicing fees (if any); borrowing expenses such as dividend and interest expenses on securities sold short; acquired fund fees and expenses; costs to organize the Fund; other expenditures which are capitalized in accordance with generally accepted accounting principle; and extraordinary expenses) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class. The ratios listed are the contractual amounts which include 12b-1 distribution and administrative services fees.

Management Fee	Institutional Class Expense Limitation	A Class Expense Limitation	C Class Expense Limitation	Ultra Class Expense Limitation
0.90%	1.25%	1.50%	2.25%	n/a

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Fee waivers/expense reimbursements for the Predecessor Fund prior to the Reorganization on November 1, 2021 are not subject to recoupment by the Adviser. During the period ended June 30, 2024, the Adviser reduced management fees by $57,415. The Adviser may seek repayment of this amount no later than June 30, 2027.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for servicing in such capacities.

ADMINISTRATIVE SERVICES PLAN

For the six months ended June 30, 2024, the Fund has adopted an administrative services plan (the “Plan”) that provides that the applicable class of the Fund may pay financial intermediaries for shareholder services in an amount not to exceed the rate shown below based on the average daily net assets of the Fund’s share class. During the six months ended June 30, 2024, the Institutional Class, A Class Shares and C Class Shares of the Fund incurred the following administrative services plan fees under the Plan:

		Expense Incurred
Administrative service plan fees	Maximum Rate	For the six months ended June 30, 2024
Institutional Shares	0.10%	$329,194
A Class Shares	0.10%	66,506
C Class Shares	0.10%	7,076

DISTRIBUTION PLAN

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act (the “Plan”) for A Class Shares and C Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders in an amount not to exceed 0.25% based on average daily net assets of the Fund’s A Class Shares, up to 1.00% based on the average daily net assets of the Fund’s C Class Shares. During the six

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

months ended June 30, 2024, the A Class Shares and C Class Shares of the Fund incurred the following distribution fees under the Plan:

Expense Incurred
Distribution fee	For the six months ended June 30, 2024
A Class Shares	$166,268
C Class Shares	70,761

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of June 30, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Morgan Stanley Smith Barney, LLC (for the benefit of its customers)	47%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

The following is a summary of the fair value of derivative instruments held by the Fund listed below as of June 30, 2024 presented on the Statement of Assets and Liabilities.

Liabilities
Type of Derivative	Investments, at value for written options
Equity Risk Exposure	$(878,594)

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

The following summary of the effect of derivatives instruments for the Fund on the Statements of Operations for the six months ended June 30, 2024:

Type of Derivative	Risk	Location	Realized Losses	Location	Change in Unrealized Appreciation (Depreciation)
Call options written	Equity	Net realized losses from written option contracts	$(324,039)	Net change in unrealized appreciation (depreciation) on written option contracts	$(601,913)

Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements” or “MNAs”). Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared Over The Counter (“OTC”) derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is believed to be reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

margin, or changes in market value, are exchanged daily, but generally may not be netted between futures and cleared OTC derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2024, derivative assets and liabilities by type by the Fund is as follows:

Descriptions	Assets	Liabilities
Derivatives Financial Instruments:
Options contract*	$—	$(878,594)
Total derivative assets and liabilities on the Statement of Assets and Liabilities	—	(878,594)
Derivative not subject to a MNA or similar agreement	—	878,594
Total assets and liabilities subject to a MNA	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported in the Statement of Assets and Liabilities.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

6. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of their assets in shares of money market funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as investors in money market funds, indirectly bear the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND

8. Reorganization Event

On September 14, 2022, Salient Midstream & MLP Fund reorganized into Predecessor Salient MLP & Energy Infrastructure Fund, a series of Predecessor Salient MF Trust. During the reorganization, shareholders of the Salient Midstream & MLP Fund received Class A shares of Predecessor Salient MLP & Energy Infrastructure Fund equal to the aggregate net asset value of their holdings of Salient Midstream & MLP Fund, a statutory trust registered as a non-diversified, closed-end management investment company.

The reorganization was accomplished by a tax-free exchange of 17,755,671 shares of Salient Midstream & MLP Fund (valued at $161,677,813) for 21,251,027 Class A shares of the Predecessor Salient MLP & Energy Infrastructure Fund. The investment portfolio of Salient Midstream & MLP Fund with a fair value of $101,405,538 and an unadjusted cost basis of $74,010,049 (cost basis of $70,627,425, adjusted for cumulative return of capital) was the principal asset acquired by the Predecessor Salient MLP & Energy Infrastructure Fund. For financial reporting purposes, assets received and shares issued by Predecessor Salient MLP & Energy Infrastructure Fund were recorded at fair value; however, the cost basis of the investments received from Salient Midstream MLP Fund was carried forward to align ongoing reporting of Predecessor MLP & Energy Infrastructure Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Salient Midstream MLP Fund’s net assets at that date ($161,677,813), including unadjusted unrealized appreciation of $27,395,489 (unrealized appreciation of $30,778,113, adjusted for cumulative return of capital), were combined with those of Predecessor MLP & Energy Infrastructure Fund. The aggregate net assets of Predecessor MLP & Energy Infrastructure Fund immediately before the acquisition were $967,862,476. 70% of the costs associated with the Reorganization were paid by Salient Midstream MLP Fund, and 30% of the costs associated with the Reorganization were paid by Predecessor Salient MLP & Energy Infrastructure Fund.

The MLP & Energy Infrastructure Fund incurred extraordinary legal fees during the fiscal year ended December 31, 2022 that were related to the reorganization of Salient Midstream & MLP Fund into Predecessor Salient MLP & Energy Infrastructure Fund and the reorganization of the Predecessor Salient MLP & Energy Infrastructure Fund into the Trust. The amount of these legal fees was $830,218.

9. In-Kind Transactions

During the six months ended June 30, 2024, there were no in-kind transactions for the Fund.

10. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

			Per Share
	Record Date	Ex-Date	Ordinary Income
Institutional Class	8/15/2024	8/16/2024	$0.1150
A Class Shares	8/15/2024	8/16/2024	0.1086
C Class Shares	8/15/2024	8/16/2024	0.0898
Ultra Shares	8/15/2024	8/16/2024	0.1166

WESTWOOD FUNDS

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Fund with the U.S. Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The filings are available upon request, by calling 1-877-386-3944. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Fund’s website at www.westwoodfunds.com.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-386-3944, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, will be available on or about August 31, without charge upon request by calling 1-877-386-3944, or on the SEC’s website at www.sec.gov.

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The Westwood Funds

P.O. Box 541150

Omaha, NE 68154

1-877-FUND-WHG

www.westwoodfunds.com

Adviser:

Westwood Management Corp.

200 Crescent Court, Suite 1200

Dallas, TX 75201

Distributor:

Ultimus Fund Distributors, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

Administrator:

Ultimus Fund Solutions, LLC

225 Pictoria Drive

Suite 450

Cincinnati, OH 45246

Legal Counsel:

Sullivan & Worcester LLP

1666 K Streeet, NW

Suite 700

Washington, D.C. 20006

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [filed under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	September 5, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	September 5, 2024

*	Print the name and title of each signing officer under his or her signature.